UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1. Reports to Stockholders.

(a)

Simplify Affinity World Leaders Equity ETF

(WLDR) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Simplify Affinity World Leaders Equity ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.simplify.us/etfs/wldr-simplify-affinity-world-leaders-equity-etf#documents. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Affinity World Leaders Equity ETF	$37	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the reporting period, global equity markets experienced increased volatility as investors assessed the implications of evolving trade policies, inflation expectations, and the path of monetary policy. While concerns regarding tariffs and resilient economic growth contributed to periodic market declines, equities generally remained supported by resilient corporate earnings and expectations that central banks would maintain a more accommodative policy stance.

For the period ended April 30, 2026, the Fund returned 21.36%, compared to a return of 6.83% for the MSCI World Index.

Relative performance was primarily driven by sector allocation and stock selection within:

• Technology, where exposure to companies benefiting from continued investment in artificial intelligence, digital infrastructure, and semiconductor-related demand contributed positively;

• Financials, which benefited from resilient economic activity and favorable earnings trends; and

• Capital Goods, which provided better than expected fundamentals as inflation fears ebb and flow.

The Fund also performed within expected tracking parameters relative to its benchmark, the FTSE Starmine Affinity World Leaders Index, which returned 22.32% during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Simplify Affinity World Leaders Equity ETF - NAV
FTSE StarMine Affinity World Leaders Total Return Index
MSCI World Index
$30,000
$20,000
$10,000
$0
$27,592
$24,547
$24,331
01/16/18
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25
04/30/26

Table Summary
	Simplify Affinity World Leaders Equity ETF - NAV	FTSE StarMine Affinity World Leaders Total Return Index	MSCI World Index
01/16/18	$10,000	$10,000	$10,000
04/30/18	$9,634	$9,642	$9,595
04/30/19	$9,421	$9,520	$10,216
04/30/20	$7,914	$8,082	$9,807
04/30/21	$11,503	$11,943	$14,253
04/30/22	$11,380	$11,930	$13,751
04/30/23	$11,756	$12,492	$14,188
04/30/24	$14,515	$15,691	$16,797
04/30/25	$16,059	$17,663	$18,839
04/30/26	$24,547	$27,592	$24,331

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	Since Inception (January 16, 2018)
Simplify Affinity World Leaders Equity ETF - NAV	21.36%	52.85%	16.37%	11.45%
FTSE StarMine Affinity World Leaders Total Return Index	22.32%	56.21%	18.23%	13.03%
MSCI World Index	6.83%	29.16%	11.29%	11.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-866-4848.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$71,351,031
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$89,607
Portfolio Turnover	59%

Sector Weighting (% of net assets)

Technology
29.3%
Financials
13.7%
Communications
11.4%
Consumer Staples
9.3%
Health Care
9.1%
Industrials
8.1%
Consumer Discretionary
6.2%
Energy
4.6%
Materials
4.2%
Utilities
2.7%
Real Estate
1.0%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Real Estate	1.0%
Utilities	2.7%
Materials	4.2%
Energy	4.6%
Consumer Discretionary	6.2%
Industrials	8.1%
Health Care	9.1%
Consumer Staples	9.3%
Communications	11.4%
Financials	13.7%
Technology	29.3%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	4.6%
Seagate Technology Holdings PLC	4.5%
Dell Technologies, Inc., Class C	3.8%
HP, Inc.	3.7%
Jabil, Inc.	3.6%
Verizon Communications, Inc.	2.8%
AT&T, Inc.	2.7%
Omnicom Group, Inc.	2.5%
Target Corporation	2.5%
Dollar General Corporation	2.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Other Countries	1.8%
Switzerland	0.9%
Bermuda	1.0%
Netherlands	2.3%
Italy	2.8%
Canada	2.9%
Spain	3.1%
Ireland	4.5%
United Kingdom	5.4%
Japan	9.6%
United States	65.3%

Material Fund Changes

Regents Park Funds, LLC ("Regents Park") determined that it would not continue to serve as the investment adviser to the Fund upon expiration of the prior one-year term of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Regents Park. On March 11, 2026 (the "March 2026 Meeting"), the Board of Trustees of the Trust (the "Board"), approved Simplify Asset Management Inc. ("Simplify" or the "Adviser") as the investment adviser to the Fund, effective April 1, 2026. Simplify serves as the adviser under an interim investment advisory agreement also approved by the Board at the March 2026 meeting. Affinity Investment Advisors, LLC ("Affinity") the current investment sub-adviser to the Fund continues as the investment sub-adviser to the Fund under an interim sub-advisory agreement also approved at the March 2026 meeting.

Shareholders of the Fund are being asked to consider approval of the New Advisory Agreement and of the New Sub-Advisory Agreement at a special Shareholders Meeting to be held on August 3, 2026 (the "Special Meeting"). More detailed information regarding the proposals to be voted upon at the special meeting of the Fund's shareholders are contained in a proxy statement filed with the SEC on June 17, 2026, which was distributed to shareholders in connection with the Special Meeting.

Effective April 27, 2026, the name of the Fund changed from "Affinity World Leaders Equity ETF" to "Simplify Affinity World Leaders Equity ETF".

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.simplify.us/etfs/wldr-simplify-affinity-world-leaders-equity-etf#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Simplify Affinity World Leaders Equity ETF (WLDR)

Semi-Annual Shareholder Report - April 30, 2026

TSR-SAR 043026-WLDR

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Simplify Affinity World Leaders Equity ETF

(formerly, Affinity World Leaders Equity ETF)

WLDR

April 30, 2026

Semi-Annual Financial Statements and Additional
Information

Advised by:
Simplify Asset Management, Inc.
10845 Griffith Peak Drive, Suite 200
Las Vegas, NV 89135
www.simplify.us
1-702-389-9705

Distributed by Northern Lights Distributors, LLC
Member FINRA

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Australia - 0.4%
2,567	Rio Tinto Ltd.	$309,393

	Bermuda - 1.0%
3,520	Arch Capital Group Ltd.(a)	332,499
4,478	Viking Holdings Ltd.(a)	366,793
		699,292
	Canada - 2.9%
7,846	Barrick Mining Corporation	308,265
1,179	Celestica, Inc.(a)	484,036
9,131	Kinross Gold Corporation	276,609
6,706	Magna International, Inc.	426,783
5,650	Nutrien Ltd.	429,455
1,397	Restaurant Brands International, Inc.	112,710
		2,037,858
	Cayman Islands - 0.2%
20,080	CK Hutchison Holdings Ltd.	166,765

	France - 0.4%
2,197	Capgemini S.E.	265,631

	Hong Kong - 0.2%
9,900	Sun Hung Kai Properties Ltd.	171,644

	Ireland - 4.5%
4,741	Seagate Technology Holdings PLC	3,193,727

	Italy - 2.8%
15,100	Eni SpA	425,402
97,003	Intesa Sanpaolo SpA	657,580
5,063	Leonardo SpA	315,108
8,058	UniCredit SpA	620,690
		2,018,780

See accompanying notes to financial statements.

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Japan - 9.6%
34,200	Astellas Pharma, Inc.	$487,554
12,600	Central Japan Railway Company	301,307
19,300	Chubu Electric Power Company, Inc.	331,660
12,500	Daiwa House Industry Company Ltd.	382,267
32,700	Denso Corporation	393,174
21,000	Kansai Electric Power Company, Inc. (The)	336,059
2,300	Kioxia Holdings Corporation(a)	551,767
19,900	Kirin Holdings Company Ltd.	315,152
19,200	Kubota Corporation	313,079
14,300	MS&AD Insurance Group Holdings, Inc.	368,447
8,368	Otsuka Holdings Company Ltd.	609,297
25,800	Shionogi & Company Ltd.	522,374
720	SMC Corporation	349,870
9,800	Sompo Holdings, Inc.	362,854
6,900	Sumitomo Corporation	257,374
19,300	Sumitomo Mitsui Financial Group, Inc.	679,468
6,500	Toyota Tsusho Corporation	253,289
		6,814,992
	Netherlands - 2.3%
16,570	ABN AMRO Bank N.V.(b)	575,544
3,791	Koninklijke Ahold Delhaize N.V.	178,091
7,154	LyondellBasell Industries N.V., Class A	533,689
4,382	NN Group N.V.	382,184
		1,669,508
	Spain - 3.1%
1,931	ACS Actividades de Construccion y Servicios S.A.	277,897
28,416	Banco Bilbao Vizcaya Argentaria S.A.	627,428
44,834	CaixaBank S.A.	570,490
15,559	Repsol S.A.	416,051
78,107	Telefonica S.A.	353,723
		2,245,589
	Sweden - 0.6%
34,297	Telefonaktiebolaget LM Ericsson, Class B	402,509

See accompanying notes to financial statements.

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Switzerland - 0.9%
4,772	ABB Ltd.	$479,026
825	Galderma Group A.G.(b)	172,937
		651,963
	United Kingdom - 5.4%
4,471	Endeavour Mining plc	257,455
8,216	Imperial Brands plc	313,068
73,697	NatWest Group PLC	586,705
917	Next plc	161,487
5,283	nVent Electric PLC	754,940
25,494	Rolls-Royce Holdings plc	409,941
13,473	Shell plc	609,609
15,447	Smith & Nephew plc	238,930
27,730	Tesco PLC	181,848
229,923	Vodafone Group plc	366,742
		3,880,725
	United States - 65.3%
2,280	Alcoa Corporation	145,441
1,711	Allstate Corporation (The)	371,732
7,767	Altria Group, Inc.	564,273
2,366	American Electric Power Company, Inc.	324,402
10,591	Annaly Capital Management, Inc.	242,534
3,012	AppLovin Corporation, Class A(a)	1,344,406
6,511	Archer-Daniels-Midland Company	485,330
72,251	AT&T, Inc.	1,887,919
7,047	Block, Inc.(a)	496,884
12,915	Bristol-Myers Squibb Company	782,520
9,894	Centene Corporation(a)	531,209
1,524	Cigna Group (The)	442,844
7,529	Citigroup, Inc.	963,562
12,105	Citizens Financial Group, Inc.	787,430
19,209	Cognizant Technology Solutions Corporation, Class A	1,016,156
287	Comfort Systems USA, Inc.	528,152
5,448	CVS Health Corporation	453,764
13,172	Dell Technologies, Inc., Class C	2,752,288

See accompanying notes to financial statements.

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 65.3% (Continued)
12,429	Devon Energy Corporation	$638,478
14,268	Dollar General Corporation	1,653,376
11,783	eBay, Inc.	1,219,305
4,828	Edison International	335,498
6,884	Exelon Corporation	316,595
5,940	Expand Energy Corporation	606,771
1,422	Expedia Group, Inc.	353,182
830	FedEx Corporation	334,747
5,276	Fidelity National Information Services, Inc.	245,492
37,819	Ford Motor Company	456,854
6,234	General Motors Company	479,332
6,532	Global Payments, Inc.	470,043
844	HCA Healthcare, Inc.	366,676
126,433	HP, Inc.	2,637,392
3,168	ITT, Inc.	679,029
7,742	Jabil, Inc.	2,612,848
4,722	Johnson & Johnson	1,085,352
29,146	Kenvue, Inc.	510,929
36,008	KeyCorporation	796,137
2,182	Keysight Technologies, Inc.(a)	763,504
6,333	Micron Technology, Inc.	3,275,173
2,559	MKS, Inc.	726,116
1,794	Newmont Corporation	199,296
1,955	NRG Energy, Inc.	304,159
23,760	Omnicom Group, Inc.	1,822,867
29,159	Pfizer, Inc.	778,545
1,352	Simon Property Group, Inc.	275,416
16,399	SS&C Technologies Holdings, Inc.	1,136,451
5,654	State Street Corporation	864,157
2,957	Tapestry, Inc.	428,883
13,721	Target Corporation	1,780,300
1,950	Teradyne, Inc.	669,767
2,698	United Airlines Holdings, Inc.(a)	242,820
5,375	US Foods Holding Corporation(a)	502,509

See accompanying notes to financial statements.

SIMPLIFY AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 65.3% (Continued)
2,424	Valero Energy Corporation	$612,254
41,730	Verizon Communications, Inc.	2,004,291
8,704	VICI Properties, Inc.	254,157
		46,559,547

	TOTAL COMMON STOCKS (Cost $58,956,997)	71,087,923

	TOTAL INVESTMENTS - 99.6% (Cost $58,956,997)	$71,087,923
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	263,108
	NET ASSETS - 100.0%	$71,351,031

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Europaea

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the total market value of 144A securities is 748,481, or 1.0% of net assets.

See accompanying notes to financial statements.

Simplify Affinity World Leaders Equity ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

ASSETS
Investment securities:
At cost	$58,956,997
At fair value	$71,087,923
Cash	368,763
Dividends receivable	195,884
Prepaid expenses and other assets	1,730
TOTAL ASSETS	71,654,300

LIABILITIES
Investment advisory fees payable	23,883
Due to custodian	273,210
Payable to related parties	2,306
Accrued expenses and other liabilities	3,870
TOTAL LIABILITIES	303,269
NET ASSETS	$71,351,031

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$53,353,066
Accumulated earnings	17,997,965
NET ASSETS	$71,351,031

Net Asset Value Per Share:
Shares:
Net assets	$71,351,031
Shares of beneficial interest outstanding (a)	1,750,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$40.77

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Simplify Affinity World Leaders Equity ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividends (net of $46,923 in foreign dividend tax withheld)	$629,542
Interest	6,122
TOTAL INVESTMENT INCOME	635,664

EXPENSES
Investment advisory fees	133,412
Administrative services fees	27,440
Custodian fees	13,975
Audit fees	12,284
Compliance officer fees	10,798
Legal fees	10,632
Transfer agent fees	9,414
Trustees’ fees and expenses	7,037
Insurance expense	2,715
Printing and postage expenses	1,975
Other expenses	4,688
TOTAL EXPENSES	234,370
Less: Fees waived and expenses reimbursed by the Adviser	(43,805)
NET EXPENSES	190,565

NET INVESTMENT INCOME	445,099

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments and foreign currency transactions	5,319,976
Net realized gain from redemptions in-kind	479,978
Net change in unrealized appreciation on investments and foreign currency translations	4,960,311
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	10,760,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,205,364

See accompanying notes to financial statements.

Simplify Affinity World Leaders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$445,099	$587,005
Net realized gain from investments and foreign currency transactions	5,319,976	3,795,303
Net realized gain from redemptions in-kind	479,978	256,869
Net change in unrealized appreciation on investments and foreign currency translations	4,960,311	3,868,893
Net increase in net assets resulting from operations	11,205,364	8,508,070

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(4,191,490)	(4,361,495)
Net decrease in net assets from distributions to shareholders	(4,191,490)	(4,361,495)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,960,142	15,912,043
Payments for shares redeemed	(1,817,570)	(5,267,500)
Net increase in net assets from shares of beneficial interest	15,142,572	10,644,543

TOTAL INCREASE IN NET ASSETS	22,156,446	14,791,118

NET ASSETS
Beginning of Period/Year	49,194,585	34,403,467
End of Period/Year	$71,351,031	$49,194,585

SHARE ACTIVITY
Shares Sold	450,000	500,000
Shares Redeemed	(50,000)	(200,000)
Net increase from share activity	400,000	300,000

See accompanying notes to financial statements.

Simplify Affinity World Leaders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31	October 31	October 31	October 31	October 31
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$36.44		$32.77	$24.33	$22.66	$27.56	$19.48
Activity from investment operations:
Net investment income (a)	0.29		0.49	0.50	0.51	0.56	0.48
Net realized and unrealized gain (loss) on investments (b)	7.02		7.26	8.55	1.68	(3.44)	8.13
Total gain (loss) from investment operations	7.31		7.75	9.05	2.19	(2.88)	8.61
Less distributions from:
Net investment income	(0.28)		(0.52)	(0.61)	(0.52)	(0.55)	(0.53)
Net realized gains	(2.70)		(3.56)	—	—	(1.47)	—
Total distributions	(2.98)		(4.08)	(0.61)	(0.52)	(2.02)	(0.53)
Net asset value, end of period/year	$40.77		$36.44	$32.77	$24.33	$22.66	$27.56
Market price, end of period/year	$40.87		$36.56	$32.68	$24.14	$22.70	$27.55
Total return (c)(d)	21.36	% (j)	26.07%	37.51%	9.60%	(11.17)%	44.42%
Market price total return	21.28%		26.86%	38.21%	8.55%	(10.99)%	43.33%
Net assets, end of period/year (000s)	$71,351		$49,195	$34,403	$26,763	$33,993	$37,200
Ratio of gross expenses to average net assets (e)(f)	0.82	% (k)	1.05%	1.17%	1.11%	1.16%	1.59%
Ratio of net expenses to average net assets (f)(g)	0.67	% (k)	0.67%	0.67%	0.67%	0.67%	0.61%
Ratio of net investment income to average net assets (f)(h)	1.56	% (k)	1.51%	1.65%	2.06%	2.25%	1.85%
Portfolio Turnover Rate (i)	59	% (j)	112%	104%	82%	93%	105%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains in the Statement of Operations due to the share transactions for the period/year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period/year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Simplify Investments Inc. (the “Adviser”), not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(d)	Includes adjustments in accordance with generally accepted accounting principles in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Does not include the expenses of other investments companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(j)	Not annualized.

(k)	Annualized.

See accompanying notes to financial statements.

Simplify Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

(1)	ORGANIZATION

The Simplify Affinity World Leaders Equity ETF (the “Fund”), formerly known as the Affinity World Leaders Equity ETF, is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the FTSE Affinity World Leaders Total Return Index (the “Index”).

Regents Park Funds, LLC (“Regents Park”) determined that it would not continue to serve as the investment adviser to the Fund upon expiration of the then current one-year term of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Regents Park (the “Prior Advisory Agreement”). At a March 11, 2026, meeting of the Board of Trustees (the “Board”) of the Trust (the “March 2026 Meeting”), the Board approved Simplify Asset Management Inc. (“Simplify” or the “Adviser”) as the investment adviser to the Fund, effective April 1, 2026. Affinity Investment Advisors, LLC (“Affinity”), the current investment sub-adviser to the Fund continues as the investment sub-adviser to the Fund. The investment sub-advisory agreement among Regents Park, Affinity and the Trust, on behalf of the Fund (the “Prior Sub-Advisory Agreement”) also terminated at the time of the expiration of the Prior Advisory Agreement.

At the March 2026 Meeting, the Board, comprised solely of Independent Trustees, unanimously voted to approve, and to recommend that shareholders approve, a new investment advisory agreement with respect to the Fund with Simplify (the “New Advisory Agreement”), with substantially the same terms as the Prior Advisory Agreement, including the compensation to be paid to the adviser. At the March 2026 Meeting, the Board also unanimously voted to approve, and to recommend that shareholders approve, a new investment sub-advisory agreement between the Trust, on behalf of the Fund, Simplify, and Affinity (the “New Sub-Advisory Agreement”), with substantially the same terms as the Prior Sub-Advisory Agreement, including the compensation to be paid to the sub-adviser. The New Agreement and the New Sub-Advisory Agreement have been submitted to the Fund’s shareholders for approval at a forthcoming special meeting of the Fund’s shareholders scheduled for August 4, 2026.

Pending shareholder approval of the New Advisory Agreement, Simplify acts as the investment adviser to the Fund pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) between the Trust and the Adviser pursuant to Rule 15a-4 under the 1940 Act, which was approved by the Board at the March 2026 Meeting. The Interim Advisory Agreement took effect on April 1, 2026. The Interim Advisory Agreement will terminate upon the first to occur of the approval of the New Advisory Agreement by shareholders or 150 days after March 31, 2026, unless sooner terminated by the Board or the Adviser.

Pending shareholder approval of the New Sub-Advisory Agreement, Affinity continues to act as the investment sub-adviser to the Fund pursuant to an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) among the Trust, Simplify, and Affinity pursuant to Rule 15a-4 under the 1940 Act, which was approved by the Board at the March 2026 Meeting. The Interim Sub-Advisory Agreement took effect on April 1, 2026. The Interim Sub-Advisory Agreement will terminate upon the first to occur of the approval of the New Sub-Advisory Agreement by shareholders or 150 days after March 31, 2026, unless sooner terminated by the Board or the Adviser.

The terms of the Interim Advisory Agreement and Interim Sub-Advisory Agreement are substantially identical to the Prior Advisory Agreement and Prior Sub-Advisory Agreement, respectively, except for their date, duration and, in the case of the Interim Advisory Agreement, escrow provisions required by applicable law and with respect to the Interim Sub-Advisory Agreement, that Affinity will not be paid by Simplify until Simplify receives its payment under the Interim Advisory Agreement.

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(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

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Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the board of directors of the open-end funds. The shares of many exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$71,087,923	$—	$—	$71,087,923
Total	$71,087,923	$—	$—	$71,087,923

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2023, through October 31, 2025, or expected to be taken in the Fund’s October 31, 2026, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $33,945,347 and $37,783,798 respectively, for the Fund. For the six months ended April 30, 2026, cost of purchases and proceeds from sales for in-kind transactions amounted to $16,693,037 and $1,790,897 respectively, for the Fund.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective April 1, 2026, Simplify serves as the Fund’s investment adviser pursuant to the Interim Advisory Agreement. Prior to April 1, 2026, Regents Park served as the Fund’s investment adviser pursuant to the Prior Advisory Agreement. Pursuant to the Prior Advisory Agreement with the Fund, Regents Park, under the oversight of the Board, directed the daily operations of the Fund and supervised the performance of administrative and

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professional services provided by others. The Interim Advisory Agreement will terminate upon the first to occur of the approval of the New Advisory Agreement by shareholders or 150 days after March 31, 2026, unless sooner terminated by the Board. As compensation for its services, the Fund paid Regents Park under the Prior Advisory Agreement and pays Simplify under the Interim Advisory Agreement a monthly investment management fee at an annual rate of 0.47% of its average daily net assets under the Prior Advisory Agreement and the Interim Advisory Agreement. For the six months ended April 30, 2026, Regents Park, under the Prior Advisory Agreement, earned $107,597 in investment management fees while Simplify, under the Interim Advisory Agreement earned $25,815 in investment management fees. The fees earned by Simplify under the Interim Advisory Agreement are being held in escrow pursuant to the agreement.

Effective April 1, 2026, pursuant to the Interim Sub-Advisory Agreement, the Adviser engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, at the annual rate of 0.43% of the Fund’s average net assets under the Prior Advisory Agreement and Interim Advisory Agreement. Prior to April 1, 2026, Affinity served as the Fund’s sub-adviser pursuant to the Prior Sub-Advisory Agreement.

Regents Park, pursuant to an the prior operating expenses limitation agreement (the “Prior Expense Limitation Agreement”) contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2027, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. The Prior Expense Limitation Agreement could be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Regents Park and the Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly. Simplify has also agreed to a new expense limitation agreement to take effect at the same time as the New Advisory Agreement, which contains the same expense cap as the expense limitation agreement with respect to the Fund that will expire upon the expiration of the Current Advisory Agreement. Simplify also agreed to an interim expense limitation agreement with the same expense cap to cover the period during which Simplify serves as the Fund’s investment adviser under the Interim Advisory Agreement. Simplify and Affinity have agreed that Affinity will reimburse all Fund expenses directly.

For the six months ended April 30, 2026, Regents Park, under the Prior Expense Limitation Agreement, waived fees and reimbursed expenses of the Fund in the amount of $38,215 and Simplify waived fees and reimbursed expenses of the Fund in the amount of $5,590. The Adviser can recoup waived and reimbursed expenses of $158,154 until October 31, 2026, $157,751 until October 31, 2027, and $146,309 until October 31, 2028, pursuant to the Agreement. For the six months ended April 30, 2026, neither Regents Park nor Simplify recouped any fees that had been reimbursed in previous years.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

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In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

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(6)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, cybersecurity risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non–U.S.) investments risk, gap risk, geographic and sector risk, index risk, index tracking error risk, industry concentration risk, information technology sector risk, management risk, market capitalization risk, market events risk, market risk, portfolio turnover risk and volatility risk.

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Also, the Fund may not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism), trade restrictions (including tariffs) or diplomatic developments. Foreign (non-U.S.) securities may be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and

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will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnections of markets around the world may result in many markets being affected by events or conditions in a single country

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or region or events affecting a single or small number of issuers.

Information Technology Sector Risk – Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,046,667 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Gross unrealized appreciation	$13,083,167
Gross unrealized depreciation	(1,041,911)
Net unrealized appreciation	$12,041,256

The tax character of fund distributions paid for the years ended October 31, 2025, and October 31, 2024:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$622,550	$643,230
Long-Term Capital Gain	3,738,945	—
	$4,361,495	$643,230

As of October 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$2,492,430	$1,410,854	$—	$—	$—	$7,080,807	$10,984,091

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses for passive foreign investment companies.

The unrealized appreciation in the table above includes unrealized foreign currency losses of $223.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$257,506	$(257,506)

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(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Shareholders of the Fund are being asked to consider approval of the New Advisory Agreement and of the New Sub-Advisory Agreement at a special Shareholders Meeting to be held on August 3, 2026 (the “Special Meeting”). More detailed information regarding the proposals to be voted upon at the special meeting of the Fund’s shareholders are contained in a proxy statement filed with the SEC on June 17, 2026, which was distributed to shareholders in connection with the Special Meeting.

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Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Simplify Asset Management Inc. (“Simplify” or the “Adviser”) and the Trust, on behalf of Simplify Affinity World Leaders Equity ETF (the “Fund”), (ii) the interim investment advisory agreement (the “Interim Advisory Agreement”) between Simplify and the Trust, on behalf of the Fund, (iii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of the Fund, and (iv) the interim investment sub-advisory agreement (the “Interim Sub-Advisory Agreement”) among Affinity, the Adviser and the Trust, on behalf of the Fund.

With respect to the Advisory Agreement, Interim Advisory Agreement, Sub-Advisory Agreement and Interim Sub-Advisory Agreement, the Board considered: (i) the Fund will continue to be managed and advised by the same portfolio management team; (ii) information regarding the terms of the Advisory Agreement, including that such terms are substantially similar to those of the current investment advisory agreement (the “Current Advisory Agreement”); (ii) information regarding the terms of the Sub-Advisory Agreement, including that such terms are substantially similar to those of the current investment sub-advisory agreement (the “Current Sub-Advisory Agreement”); (iii) information confirming that the fee rate payable under the Advisory Agreement and under the Sub-Advisory Agreement will not increase as compared to the rate under the Current Advisory Agreement and under the Current Sub-Advisory Agreement, respectively; and (iv) assurances that there is not expected to be any diminution with respect to the nature, extent and quality of any of the services currently provided to the Fund. In addition, the Board considered the Adviser’s representation that the New Advisory Agreement has the potential to benefit the Fund in the future through increased asset growth and opportunities for additional cost efficiencies.

In connection with the Board’s consideration of the Advisory Agreement, Interim Advisory Agreement, Sub-Advisory Agreement and Interim Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability if any, from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

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At the Meeting, the Board met with representatives of Simplify and Affinity who made a presentation to, and responded to questions from, the Board with respect to the Advisory Agreement, Interim Advisory Agreement, Sub-Advisory Agreement and Interim Sub-Advisory Agreement. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Simplify and Affinity. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the Affinity has served as sub-adviser of the Fund since it commenced operations and that the current portfolio manager will continue to manage the Fund’s assets. In this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by Affinity to the Fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from Affinity. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Simplify related to the Interim Advisory Agreement and Advisory Agreement with respect to the Fund, including: the Interim Advisory Agreement; the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Simplify; information regarding risk management processes, liquidity management, and derivative risk management processes and procedures, as applicable; the compliance policies and procedures of Simplify, including the firm’s business continuity and cybersecurity policies and code of ethics that contain provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Simplify’s compliance resources and practices; information regarding Simplify’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of Simplify. The Board noted the analysis by the Trust’s CCO that Simplify’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of Simplify’s cybersecurity and business continuity policies and procedures. The Board also considered the significant risks assumed by Simplify in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board considered Simplify’s role as the investment adviser to the Fund and Simplify’s retention of a sub-adviser to manage day-to-day investment decisions for the Fund. The Board considered the oversight and supervisory role to be performed by Simplify for the Fund and noted that Simplify will provide overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support, among other services provided to the Fund.

The Board noted that Affinity’s entire team, including the Fund’s portfolio managers, that provided services to the Fund under the Current Sub-Advisory Agreement, continued to provide the same investment sub-advisory services to the Fund pursuant to the Interim Sub-Advisory Agreement and would continue to provide such services pursuant to, and upon the effective date of, the Sub-Advisory Agreement if approved by shareholders. The

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Board also considered Affinity’s representation that its investment process and investment strategy will remain unchanged. The Board also noted Affinity’s discussion of the benefits that Simplify would bring in its role as Adviser to the Fund.

The Board concluded that the management of Simplify had the skills, experience, and sophistication necessary to effectively oversee Affinity and concluded that Simplify has sufficient quality and depth of personnel, resources, and compliance policies and procedures to perform its duties under the Interim Advisory Agreement and Advisory Agreement and that the nature, overall quality, and extent of the services to be provided by Simplify were anticipated to be satisfactory and reliable.

With respect to the Interim Advisory Agreement, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement is at least equivalent to the scope and quality of services provided under the Current Advisory Agreement.

The Board reviewed materials provided by Affinity related to the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement with respect to the Fund, including: the Interim Sub-Advisory Agreement; the New Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of Affinity; a written report containing Affinity’s performance commentaries for the prior quarterly period; Affinity’s compliance policies and procedures, including its business continuity and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Affinity’s compliance program; information regarding Affinity’s compliance and regulatory history; and an independent report prepared by Broadridge (the “Broadridge Report”), an independent third party data provider, analyzing the performance record of the Fund and the fees and expenses of the Fund as compared to other mutual funds with similar investment strategies, as applicable.

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of Affinity. The Board also noted the analysis by the Trust’s CCO that Affinity’s compliance, risk management, and associated policies appeared to be operating effectively and that its compliance policies and procedures were reasonably designed to prevent violations of federal securities laws.

In considering the nature, extent, and quality of the services provided by Affinity in its capacity as a sub-adviser, the Board took into account its knowledge of Affinity’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board noted that Affinity would continue to perform the same nature and extent of services as under the Current Sub-Advisory Agreement. The Board concluded that Affinity had sufficient quality and depth of personnel, resources, investment methodologies, and compliance policies and procedures to perform its duties under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the services to be provided by Affinity were anticipated to be satisfactory and reliable.

With respect to the Interim Sub-Advisory Agreement, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Sub-Advisory Agreement is at least equivalent to the scope and quality of services provided under the Current Sub-Advisory Agreement.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and

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that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also received discount/premium information and tracking error information with respect to the Fund. The Board also took into account management’s discussion of the performance of the Fund.

The Board noted that Affinity is currently responsible for the day-to-day management of the Fund’s investment portfolio and will continue to be responsible for the day-to-day management of the Fund’s investment portfolio pursuant to the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement. The Board considered, among other data, the performance of the Fund for the one-year, three-year, five-year, and since inception periods ended December 31, 2025 as compared to the Fund’s performance against its benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund outperformed the median of its Peer Group and Morningstar category for the one-, three-, five-year, and since inception periods and outperformed the median of its Morningstar category for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed the performance benchmark index for the one-, three-, five-year, and since inception periods and performed equal to the median of its Morningstar category for the since inception period. The Board noted Fund’s outperformance against its Peer Group and Morningstar category over most periods. The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses. Regarding the costs of the services to be provided by Simplify and Affinity, the Board considered, among other data, a comparison of the Fund’s proposed contractual advisory fee and estimated net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in the Fund’s Peer Group, as well as the level, quality, and nature of the services to be provided by Simplify and Affinity with respect to the Fund, as applicable. The Board also took into account the Board’s discussion with both Simplify and Affinity with respect to the fees and expenses relating to the Fund.

The Board noted that the Fund’s proposed contractual advisory fee was above the median of its Peer Group and Morningstar category but was not the highest among the funds in its Peer Group or Morningstar category. The Board also noted that the net total expenses were above the median of its Peer Group and Morningstar category. The Board took into account that the advisory fee for the Fund would not change from the advisory fee under the Current Advisory Agreement and that net expenses of the Fund would remain the same under the Advisory Agreement.

The Board took into account that Simplify had agreed to reimburse expenses through at least February 28, 2028 to limit net annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) to 0.67% of the Fund’s average net assets and that any such expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the expenses have reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. The Board further noted that the amount of expense cap agreed to by Simplify was the same as the expense cap agreed to by the Current Adviser and, as a result, for the period the expense cap remains in effect, the Fund’s net operating expense ratio was not expected to be impacted.

With respect to the proposed sub-advisory fee relating to the Fund, the Board considered that the Fund would pay an advisory fee to Simplify and that, in turn, Simplify will pay a portion of its advisory fee to Affinity. The Board also took into account the amount of the advisory fee to be retained by Simplify and the services to be provided with respect to the Fund by Simplify and Affinity, respectively. The Board took into account that the sub-advisory fee for the Fund would not change from the sub-advisory fee under the Current Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate had been negotiated between Simplify and Affinity at arm’s-length.

Based on the factors above, the Board concluded that the proposed advisory fee and proposed sub-advisory fee of the Fund are not unreasonable.

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Profitability. The Board considered the estimated profitability of Simplify and the profitability of Affinity with respect to the Fund, and whether these profits were reasonable in light of the services to be provided to the Fund. The Board reviewed profitability analyses prepared by Simplify and Affinity and considered the estimated total profits of Simplify and total profits of Affinity, respectively, from its relationship with the Fund. The Board concluded that Simplify and Affinity’s profitability, if any, from their respective relationships with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Simplify or Affinity would realize economies of scale with respect to the proposed advisory or sub-advisory services to be provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the proposed advisory fee did not currently have breakpoints with respect to the Fund. The Board considered that Simplify may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also considered the profitability analyses provided by Simplify and Affinity and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Simplify and Affinity from their respective relationship with the Fund. The Board considered that neither Simplify nor Affinity believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund other than certain reputational benefits that may result from these relationships. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Simplify and Affinity as it believed reasonably necessary to evaluate the terms of the Interim Advisory Agreement, Interim Sub-Advisory Agreement, Advisory Agreement, and New Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of each of the Interim Advisory Agreement, Interim Sub-Advisory Agreement, Advisory Agreement, and New Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

Based on its evaluation of this information, the Board, comprised solely of Independent Trustees unanimously approved each of the Interim Advisory Agreement and Interim Sub-Advisory Agreement to remain in effect until the earlier of (a) 150 days from March 31, 2026 or (b) the date on which the Advisory Agreement and New Sub-Advisory Agreement are approved by a majority of the outstanding voting securities of the Fund.

In considering the approval of the proposed Interim Advisory Agreement, Interim Sub-Advisory Agreement, Advisory Agreement, and New Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 7/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 7/1/2026

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 7/1/2026